[USAA(R) logo appears here.]











                             USAA VIRGINIA BOND Fund




                                      [Image appears here.]






                                Semiannual Report

--------------------------------------------------------------------------------
   September 30, 2001

Table of CONTENTS
-------------------------------------------------------------------------------

      MESSAGE FROM THE PRESIDENT                                       2

      INVESTMENT OVERVIEW                                              5

      MANAGERS' COMMENTARY ON THE FUND                                12

      PORTFOLIO HIGHLIGHTS                                            17

      SHAREHOLDER VOTING RESULTS                                      18

      FINANCIAL INFORMATION

         Portfolio of Investments                                     21

         Notes to Portfolio of Investments                            29

         Statement of Assets and Liabilities                          30

         Statement of Operations                                      31

         Statements of Changes in Net Assets                          32

         Notes to Financial Statements                                33

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours




               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA VIRGINIA BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

2

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]
                                                         "
                                                 THE QUICK RESPONSE OF
                                                 MONETARY AND FISCAL
                                             POLICYMAKERS IS ENCOURAGING...
                                                         "

--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?

               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------


               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the econ-omy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear mar-ket has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

4

 ...CONTINUED
--------------------------------------------------------------------------------
                         from the PRESIDENT


               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.


               Sincerely,


               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA VIRGINIA BOND FUND


OBJECTIVE
--------------------------------------------------------------------------------

               High level of current interest income that is exempt from federal and Virginia state income taxes.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests  principally  in  long-term,   investment-grade  Virginia
               tax-exempt securities.

--------------------------------------------------------------------------------
                                                    9/30/01         3/31/01
--------------------------------------------------------------------------------
Net Assets                                       $458.0 Million  $432.0 Million
Net Asset Value Per Share                            $11.31          $11.29
Tax-Exempt Dividends Per Share Last 12 Months        $0.571          $0.586
Capital Gain Distributions Per Share Last 12 Months     -               -


--------------------------------------------------------------------------------
    Six-Month Total Return and 30-Day SEC Yield* as of 9/30/01
--------------------------------------------------------------------------------
         3/31/01 to 9/30/01         30-DAY SEC YIELD
               2.70%**                   4.38%

*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
   MONTH RETURN IS CUMULATIVE.

               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 ...CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


USAA VIRGINIA BOND FUND


AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
                 TOTAL RETURN      =    DIVIDEND RETURN    +     PRICE CHANGE
--------------------------------------------------------------------------------
   10 YEARS          6.69%         =         5.27%         +         1.42%
   5 YEARS           6.05%         =         5.53%         +         0.52%
   1 YEAR            9.69%         =         5.45%         +         4.24%


                       12-MONTH DIVIDEND YIELD COMPARISON
                       ----------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Virginia Bond Fund to the 12-Month
Dividend Yield of the Lipper Virginia Municipal Debt Funds Average from 9/30/1992 to 9/30/2001.

                 USAA VIRGINIA         LIPPER VIRGINIA MUNICIPAL
                   BOND FUND               DEBT FUNDS AVERAGE
                 -------------         -------------------------
09/30/1992           6.05%                       5.91%
09/30/1993           5.47%                       5.25%
09/30/1994           5.84%                       5.29%
09/30/1995           5.82%                       5.04%
09/30/1996           5.75%                       4.86%
09/30/1997           5.50%                       4.73%
09/30/1998           5.25%                       4.46%
09/30/1999           5.48%                       4.64%
09/30/2000           5.46%                       4.71%
09/30/2001           5.07%                       4.41%


         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------



USAA VIRGINIA BOND FUND

AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Virginia Bond Fund for the periods ending September 30, 2001.

TOTAL RETURN
---------------------
09/30/1992     10.04%
09/30/1993     13.12%
09/30/1994     -3.19%
09/30/1995     10.51%
09/30/1996      6.98%
09/30/1997      8.92%
09/30/1998      8.73%
09/30/1999     -2.20%
09/30/2000      5.60%
09/30/2001      9.69%

DIVIDEND RETURN
---------------------
09/30/1992      6.53%
09/30/1993      6.23%
09/30/1994      5.22%
09/30/1995      6.41%
09/30/1996      5.97%
09/30/1997      5.93%
09/30/1998      5.65%
09/30/1999      4.98%
09/30/2000      5.69%
09/30/2001      5.45%

CHANGE IN SHARE PRICE
---------------------
09/30/1992      3.51%
09/30/1993      6.89%
09/30/1994     -8.41%
09/30/1995      4.10%
09/30/1996      1.01%
09/30/1997      2.99%
09/30/1998      3.08%
09/30/1999     -7.18%
09/30/2000     -0.09%
09/30/2001      4.24%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 5 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


USAA VIRGINIA BOND FUND


                      CUMULATIVE PERFORMANCE COMPARISON
                      ---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Virginia Bond Fund, the Lehman Brothers Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Average. The data is from 9/30/1991 through 9/30/2001. The data points from the graph are as follows:

            USAA VIRGINIA         LEHMAN BROTHERS           LIPPER VIRGINIA
               BOND FUND       MUNICIPAL BOND INDEX     MUNICIPAL DEBT FUNDS AVG
            -------------      --------------------     ------------------------
09/30/91       $10,000               $10,000                    $10,000
03/31/92        10,348                10,366                     10,326
09/30/92        11,004                11,045                     10,991
03/31/93        11,653                11,664                     11,610
09/30/93        12,447                12,453                     12,445
03/31/94        11,966                11,934                     11,883
09/30/94        12,051                12,149                     11,980
03/31/95        12,757                12,821                     12,611
09/30/95        13,317                13,507                     13,163
03/31/96        13,723                13,896                     13,531
09/30/96        14,247                14,323                     13,950
03/31/97        14,521                14,653                     14,198
09/30/97        15,517                15,614                     15,107
03/31/98        16,137                16,223                     15,673
09/30/98        16,871                16,975                     16,349
03/31/99        17,044                17,229                     16,484
09/30/99        16,499                16,857                     15,993
03/31/00        16,703                17,215                     16,209
09/30/00        17,423                17,898                     16,801
03/31/01        18,611                19,095                     17,871
09/30/01        19,111                19,759                     18,381


DATA FROM 9/30/91 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------



USAA VIRGINIA BOND FUND

               The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the following benchmarks:

               - The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

               - The Lipper Virginia Municipal Debt Funds Average, an average performance level of all Virginia municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


USAA VIRGINIA BOND FUND


                             LIPPER INDEX COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Virginia Bond Fund to the Lipper Virginia Municipal Debt Funds Index. The data is from 12/30/1991 through 9/30/2001. The data points from the graph are as follows:

                           USAA VIRGINIA                LIPPER VIRGINIA
                             BOND FUND              MUNICIPAL DEBT FUNDS INDEX
                           -------------            --------------------------
12/31/91                      $10,000                        $10,000
03/31/92                       10,006                         10,008
09/30/92                       10,640                         10,656
03/31/93                       11,267                         11,245
09/30/93                       12,036                         12,062
03/31/94                       11,570                         11,513
09/30/94                       11,652                         11,617
03/31/95                       12,336                         12,239
09/30/95                       12,877                         12,766
03/31/96                       13,269                         13,127
09/30/96                       13,776                         13,552
03/31/97                       14,041                         13,777
09/30/97                       15,004                         14,658
03/31/98                       15,604                         15,208
09/30/98                       16,313                         15,867
03/31/99                       16,480                         15,996
09/30/99                       15,954                         15,534
03/31/00                       16,151                         15,717
09/30/00                       16,847                         16,295
03/31/01                       17,995                         17,322
09/30/01                       18,479                         17,809


DATA FROM 12/30/91 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------



USAA VIRGINIA BOND FUND

               The graph on page 10 illustrates the comparison of a $10,000 investment in the USAA Virginia Bond Fund to the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category. Graph data begins at the Lipper Index's inception on December 30, 1991.

               There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

12

MANAGER'S
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


[Photograph of the Portfolio
Manager, Robert R. Pariseau,
CFA, appears here.]

--------------------------------------------------------------------------------

                                          * * * *

                         YOUR FUND'S PERFORMANCE HAS RECEIVED AN OVERALL
                 MORNINGSTAR RATING(TM) OF 4 STARS IN THE MUNICIPAL BOND FUND
                        CATEGORY FOR THE PERIOD ENDING SEPTEMBER 30, 2001.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS, THE NEXT 22.5% RECEIVE TWO STARS, AND THE BOTTOM 10% RECEIVE ONE STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA VIRGINIA BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME
               PERIODS: 1,649 FUNDS IN THE LAST THREE YEARS, 1,442 FUNDS IN THE LAST FIVE YEARS, AND 468 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA VIRGINIA BOND FUND RECEIVED A MORNINGSTAR RATING OF FOUR STARS, FIVE STARS, AND FOUR STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

 ...CONTINUED
--------------------------------------------------------------------------------



HOW DID THE USAA VIRGINIA BOND FUND PERFORM?

               For the first six months of its fiscal year, your Fund provided a total return of 2.70%, compared to an average of 2.74% for the 39 funds in the Lipper Virginia Municipal Debt Funds category. During this period, the Fund's share price increased 2 cents, or 0.18%, to $11.31. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 5.07%, well above the 4.41% Lipper category average yield.


WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               As we go to press, the nation and our economy remain in shock from the events of September 11. Although we clearly face challenges ahead, I believe that the attack has unified our nation with a sense of purpose and community not witnessed since December 1941. My thoughts and prayers are with all the Americans and our allies who go in harm's way. May those who have suffered find peace.

               Since early 2001, the Federal Reserve Board (the Fed) has aggressively cut short-term interest rates to stimulate the economy. Long-term interest rates changed relatively little until last summer. By then, the bond market's expectations for a quick economic recovery had faded. The attack on September 11 affected consumer confidence and may have tipped the U.S.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               REFER TO PAGE 9 FOR THE LIPPER AVERAGE DEFINITION.

14

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund

               economy into recession. The Fed reduced short-term rates by an additional 1.00% within weeks of the attack, lowering the federal funds rate to a 39-year low of 2.50%.

               During the six months ending September 30, 2001, the yield on AAA-rated general obligation municipal 20-year bonds fell only 0.07% to 4.90%. The yield on similarly rated five-year maturity municipals fell 0.44% to 3.31%.


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               My goal is to produce a high level of tax-exempt income with the best after-tax total return over a three- to five-year investment horizon. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. Municipal bonds maturing in 10 years or longer usually yield more than shorter bonds of the same credit quality. However, longer-maturity bonds are more sensitive to changes in interest rates than shorter-maturity bonds.

               The Fund holds a well-diversified portfolio supported by thoughtful credit analysis. Understanding how different issuers may be affected by the same credit event is critical to achieving effective diversification.

 ...CONTINUED
--------------------------------------------------------------------------------


               Like any buyer, I seek value. We define value at USAA as a combination of:

                 - STRUCTURE (coupon,  maturity,  call features,  sinking funds, etc.)

                 - LIQUIDITY  (ability to quickly  sell the bond and receive the price you expect)

                 - CREDIT QUALITY (strength and stability of the issuer)

                 - YIELD  (The bond may  otherwise  be a great  fit,  but if the yield is too low, it's overpriced.)


               Our shareholders have made it clear that they do not want the income from their USAA tax-exempt funds to be subject to the alternative minimum tax (AMT). Consequently, since their inception, none of the USAA tax-exempt funds has distributed income that was subject to the AMT for individual taxpayers. Looking ahead, we have no intention of purchasing municipal bonds that are subject to the AMT. Of course, we would certainly advise our shareholders should any change in the federal tax code compel us to reconsider our position.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


WHAT IS THE OUTLOOK?

               Virginia benefits from a diverse and wealthy economic base. Although growth has slowed, prudent fiscal practices have earned the state a reputation for financial strength. Moody's Investors Service, Standard & Poor's, and Fitch, Inc. rate the state's general obligation debt AAA. We will closely monitor specific credit issues and litigation that could potentially affect the value of your holdings.

               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

               The table below compares the yield of the USAA Virginia Bond Fund with a taxable equivalent investment.


--------------------------------------------------------------------------------
Taxable Equivalent Yields
--------------------------------------------------------------------------------

  To match the USAA Virginia Bond Fund's closing 30-day SEC yield of 4.38%, and assuming a Virginia state tax rate of 5.75%

  and a marginal federal tax rate of:     27.50%    30.50%    35.50%    39.10%

  A FULLY TAXABLE INVESTMENT MUST PAY:     6.41%     6.69%     7.20%     7.63%


               The table is based on a  hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.




               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


                              PORTFOLIO RATINGS MIX
                                     9/30/01


A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA Virginia Bond Fund to be:

AAA - 36%; AA - 40%; A - 15%; BBB - 6%; BB - 1%; and Cash Equivalents - 2%.


               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc.



               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 21-28.

18

SHAREHOLDER
--------------------------------------------------------------------------------
                         Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA Virginia Bond Fund, a series of the Company.



PROPOSAL 1
--------------------------------------------------------------------------------

               PROPOSAL TO ELECT DIRECTORS AS FOLLOWS:



                                                                       VOTES
               DIRECTORS                         VOTES FOR            WITHHELD
               -----------------------------------------------------------------

               Robert G. Davis                 1,842,731,201         33,320,138

               Christopher W. Claus            1,842,731,201         33,320,138

               David G. Peebles                1,842,731,201         33,320,138

               Michael F. Reimherr             1,842,731,201         33,320,138

               Richard A. Zucker               1,842,731,201         33,320,138

               Barbara B. Dreeben              1,842,731,201         33,320,138

               Robert L. Mason, Ph.D.          1,842,731,201         33,320,138

               Laura T. Starks, Ph.D.          1,842,731,201         33,320,138

 ...CONTINUED
--------------------------------------------------------------------------------



PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction regarding investments in a single issuer.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN      BROKER NONVOTE
               -----------------------------------------------------------------
                 22,460,358      1,628,914       442,828          86,448


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal to approve the elimination of the investment restriction
               regarding  the  purchase  of   securities  of  other   investment
               companies.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN      BROKER NONVOTE
               -----------------------------------------------------------------
                 22,289,309      1,867,420       375,371          86,448


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 22,042,641      2,025,419       464,040          86,448

20

 ...CONTINUED
--------------------------------------------------------------------------------
                         Voting RESULTS



PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST        ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 21,594,863      2,510,353       426,884          86,448


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 22,992,947      1,100,761       438,392          86,448

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (PRE)  Prerefunded to a date prior to maturity.

         (LOC)  Enhanced by a bank letter of credit.

         (NBGA) Enhanced by a nonbank guarantee agreement.

         (INS)  Scheduled principal and interest payments are insured by:

                (1) MBIA, Inc.

                (2) AMBAC Financial Group, Inc.

                (3) Financial Guaranty Insurance Co.

                (4) Financial Security Assurance Holdings Ltd.

                (5) Asset Guaranty Insurance Co.

                (6) Branch Banking and Trust Co.

22

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN   Bond Anticipation Notes

         GO    General Obligation

         IDA   Industrial Development Authority/Agency

         MFH   Multifamily Housing

         PCRB  Pollution Control Revenue Bond

         RB    Revenue Bond

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON         FINAL     MARKET
   AMOUNT   SECURITY                                       RATE      MATURITY      VALUE
----------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (96.6%)

            VIRGINIA (89.1%)
            Abingdon Town IDA Hospital RB,
  $ 3,305     Series 1998                                  5.25%    7/01/2016   $  3,331
    2,610     Series 1998                                  5.38     7/01/2028      2,569
    2,505   Alexandria IDA Educational Facilities RB,
              Series 1999                                  5.88     1/01/2023      2,661
            Alexandria IDA RB,
    5,755     Series 2000A (INS)2                          5.90    10/01/2020      6,291
   12,480     Series 2000A (INS)2                          5.90    10/01/2030     13,532
    3,280   Arlington County IDA RB, Series 1997A          5.45     7/01/2027      3,369
    3,910   Arlington County Public Improvement
              Bonds, Series 2001                           5.00     2/01/2020      3,932
            Biotechnology Research Park Auth. Lease RB,
    3,215     Series 2001                                  5.00     9/01/2017      3,272
    5,340     Series 2001                                  5.00     9/01/2021      5,283
            Bristol Utility Systems RB,
      675     Series 2001 (INS)4                           4.35     7/15/2010        692
      750     Series 2001 (INS)4                           4.40     7/15/2011        768
    1,000     Series 2001 (INS)4                           4.60     7/15/2012      1,032
    1,500     Series 2001 (INS)4                           5.00     7/15/2021      1,484
            Chesterfield County Health Center
              Commission Mortgage RB,
    1,500     Series 1996                                  5.95    12/01/2026      1,564
   12,195     Series 1996                                  6.00     6/01/2039     12,700
            College Building Auth. Educational
              Facilities RB,
    2,885     Series 1992 (PRE)                            6.63     5/01/2013      3,019
    1,390     Series 2000 (Hampton Univ.)                  5.80     4/01/2016      1,505
    1,000     Series 2000 (Hampton Univ.)                  6.00     4/01/2020      1,095
    6,215     Series 2000A                                 5.00     9/01/2019      6,270
    6,530     Series 2000A                                 5.00     9/01/2020      6,551
            Commonwealth Transportation Board RB,
    2,600     Series 1997C                                 5.13     5/15/2019      2,633
    5,000     Series 1999B                                 5.50     5/15/2020      5,232
    2,150     Series 1999B                                 5.50     5/15/2022      2,238
    2,395     Series Ab                                    5.25     5/15/2016      2,508
    2,520     Series Ab                                    5.25     5/15/2017      2,619
    2,655     Series Ab                                    5.25     5/15/2018      2,745


24

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON         FINAL     MARKET
   AMOUNT   SECURITY                                       RATE      MATURITY      VALUE
----------------------------------------------------------------------------------------
  $ 3,000   Covington IDA RB, Series 1994                  6.65%    9/01/2018   $  3,151
            Danville IDA Hospital RB,
    3,000     Series 1998 (INS)2                           5.20    10/01/2018      3,151
   12,795     Series 1998 (INS)2                           5.25    10/01/2028     13,247
    2,250   Emporia GO, Series 1995                        5.75     7/15/2015      2,360
   15,180   Fairfax County IDA RB, Series 1996             6.00     8/15/2026     16,040
    2,000   Fairfax County Redevelopment and
              Housing Auth. MFH RB, Series 1996A           6.00    12/15/2028      2,086
   11,000   Fairfax County Sewer RB, Series 1996 (INS)1    5.88     7/15/2028     11,781
            Fairfax County Water Auth. RB,
    4,750     Series 1992                                  6.00     4/01/2022      5,143
    5,235     Series 2000                                  5.63     4/01/2025      5,537
    1,000     Series 2000                                  5.75     4/01/2030      1,069
    8,750   Galax IDA Hospital RB, Series 1995 (INS)5      5.75     9/01/2020      8,990
    1,000   Halifax County IDA Hospital RB, Series 1998    5.25     9/01/2017        997
    1,255   Hampton Redevelopment and Housing Auth.
              RB, Series 1996A                             6.00     1/20/2026      1,302
   12,185   Hanover County IDA Hospital RB,
              Series 1995 (INS)1                           6.38     8/15/2018     14,292
            Henrico County IDA Residential and
              Healthcare Facility RB,
    1,025     Series 1997                                  6.10     7/01/2020      1,043
    2,070     Series 1997                                  6.15     7/01/2026      2,103
    2,500   Henry County IDA Hospital RB, Series 1997      6.00     1/01/2027      2,617
            Housing Development Auth. Commonwealth
              Mortgage RB,
    5,440     Series 1992A                                 7.10     1/01/2022      5,568
   10,000     Series 1992A                                 7.10     1/01/2025     10,235
            Housing Development Auth. MFH RB,
   11,235     Series 1982Aa                                5.59    11/01/2017      2,455
    2,630     Series 1991F                                 7.10     5/01/2013      2,688
    3,500   Isle of Wight County IDA RB, Series 2000A      5.85     1/01/2018      3,576
    2,000   Loudoun County IDA Hospital RB,
              Series 1995 (INS)4                           5.80     6/01/2026      2,074
    1,545   Lynchburg GO Public Improvement BAN,
              Series 2000                                  5.75     6/01/2030      1,650
    7,000   Metropolitan Washington Airports Auth. RB,
              Series 1997A                                 5.38    10/01/2023      6,850
    2,440   Montgomery County IDA RB,
              Series 2000B (INS)2                          5.50     1/15/2022      2,552


PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON         FINAL     MARKET
   AMOUNT   SECURITY                                       RATE      MATURITY      VALUE
----------------------------------------------------------------------------------------
            Newport News GO,
  $ 3,170     Series 2000A                                 5.75%    5/01/2018   $  3,463
    6,750     Series 2000A                                 5.75     5/01/2020      7,304
    4,060     Series A,C                                   5.00     8/15/2021      4,065
            Norfolk Airport Auth. RB,
    4,810     Series 2001A (INS)3                          5.00     7/01/2022      4,685
    4,000     Series 2001A (INS)3                          5.00     7/01/2026      3,881
    1,850   Norfolk Redevelopment and Housing Auth.RB,
              Series 1999                                  5.50    11/01/2019      1,944
   11,000   Peninsula Ports Auth. RB,
              Series 1992 (NBGA)c                          7.38     6/01/2020     11,317
    2,500   Prince William County IDA Hospital RB,
              Series 1995 (PRE)                            6.85    10/01/2025      2,905
    4,000   Prince William County Service Auth.
              Water RB, Series 1999 (INS)3                 5.60     7/01/2024      4,197
    2,645   Public Building Auth. RB, Series 2001A         5.00     8/01/2021      2,627
            Public School Auth. Financing Bonds,
    4,645     Series 1999B                                 6.00     8/01/2019      5,087
   10,585     Series 2000A                                 5.50     8/01/2020     11,109
    6,300     Series 2000B                                 5.00     8/01/2019      6,328
    3,220     Series 2001A                                 5.00     8/01/2018      3,264
            Resources Auth. Clean Water RB,
    1,790     Series 1999                                  5.63    10/01/2022      1,886
    6,700     Series 2000                                  5.38    10/01/2021      6,927
            Resources Auth. Infrastructure RB,
    1,265     Series 2001A                                 5.00     5/01/2019      1,270
    1,435     Series 2001A                                 5.00     5/01/2021      1,420
    2,975     Series 2001A                                 5.10     5/01/2025      2,973
            Resources Auth. Water and Sewer RB,
    7,210     Series 1996A                                 5.63     4/01/2027      7,514
    1,620     Series 1997                                  5.30    11/01/2022      1,646
    4,270     Series 1998                                  5.20    10/01/2028      4,296
            Richmond Convention Center Auth. RB,
    6,295     Series 2000                                  6.13     6/15/2020      6,889
   14,750     Series 2000c                                 6.13     6/15/2025     16,022
   12,840   Richmond GO, Series 1999A (INS)4               5.13     1/15/2024     12,916
    2,300   Richmond Metropolitan Auth. Expressway RB,
              Series 1998 (INS)3                           5.25     7/15/2022      2,403
    1,250   Roanoke County Educational Facility IDA RB,
              Series 1998                                  5.25     3/15/2023      1,251

26

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON         FINAL     MARKET
   AMOUNT   SECURITY                                       RATE      MATURITY      VALUE
----------------------------------------------------------------------------------------
  $ 4,250   Russell County IDA PCRB, Series 1990G          7.70%   11/01/2007   $  4,342
    1,000   Virginia Beach Development Auth.
              Residential and Health Care Facility RB,
              Series 1997                                  6.15     7/01/2027      1,031
    7,610   Virginia Beach GO, Series 2000                 5.50     3/01/2020      8,002
    1,250   Virginia Beach Public Improvement Bonds,
              Series 2001                                  5.00     6/01/2018      1,267
   10,395   Virginia Beach Water and Sewer System RB,
              Series 2000                                  5.50     8/01/2025     10,781
    5,750   West Point IDA Solid Waste Disposal RB,
              Series 1994B                                 6.25     3/01/2019      5,284
    6,000   Williamsburg Hospital Facilities IDA RB,
              Series 1993c                                 5.75    10/01/2022      6,063
      415   Winchester IDA Educational Facilities RB,
              Series 1994 (INS)5                           6.75    10/01/2019        464

            PUERTO RICO (7.5%)
            Commonwealth GO,
   10,000     Series 2001 (INS)4                           5.25     7/01/2020     10,673
    4,475     Series 2001 (INS)4                           5.00     7/01/2021      4,511
    6,500     Series 2001 (INS)4                           5.00     7/01/2023      6,537
            Highway and Transportation Auth. RB,
    6,600     Series 1996Y                                 5.50     7/01/2026      6,789
    6,000     Series 1998A                                 4.75     7/01/2038      5,610
----------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $422,748)                        442,395
----------------------------------------------------------------------------------------

            PUT BONDS (1.3%)

            VIRGINIA
    6,000   Henrico County Economic Development
              Auth. RB, Series 2000 (cost: $6,000)         5.75    11/15/2030      6,228
----------------------------------------------------------------------------------------

            VARIABLE-RATE DEMAND NOTES (2.4%)

            VIRGINIA
    1,100   Alexandria Redevelopment and Housing
              Auth. Residential Care Facility First
              Mortgage RB, Multi-Mode Series 1996B
              (Goodwin House) (LOC)                        2.70    10/01/2006      1,100
      940   Greene County IDA RB, Series 2001 (INS)6       2.30     6/01/2026        940


PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                COUPON         FINAL     MARKET
   AMOUNT   SECURITY                                       RATE      MATURITY      VALUE
----------------------------------------------------------------------------------------
  $ 2,100   Peninsula Ports Auth. Coal Terminal RB,
              Series 1987D (Dominion Terminal
              Associates) (LOC)                            2.70%    7/01/2016   $  2,100
    6,800   Waynesboro IDA RB, Series 1997 (LOC)           2.70    12/15/2028      6,800
----------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $10,940)                      10,940
----------------------------------------------------------------------------------------

            TOTAL INVESTMENTS (COST: $439,688)                                  $459,563
========================================================================================


28

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)


USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

         General Obligations                                       20.2%
         Hospitals                                                 17.4
         Water/Sewer Utilities - Municipal                         14.5
         Special Assessment/Tax                                     6.6
         Airport/Port                                               6.3
         Nursing/Continuing Care Centers                            6.0
         Sales Tax                                                  5.0
         Education                                                  4.5
         Miscellaneous                                              4.3
         Single-Family Housing                                      3.5
         Appropriated Debt                                          3.4
         Paper Products                                             2.6
         Multifamily Housing                                        1.6
         Escrowed Bonds                                             1.3
         Other                                                      3.1
                                                                  -----
         Total                                                    100.3%
                                                                  =====

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, this security represented 0.5% of the Fund's net assets.

         (b) At September 30, 2001, the cost of securites purchased on a delayed-delivery basis was $7,861,000.

         (c) At September 30, 2001, portions of these securities were segregated to cover delayed-delivery purchases.



             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)


USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $439,688)                                  $  459,563
   Cash                                                                     121
   Receivables:
      Capital shares sold                                                    32
      Interest                                                            7,027
                                                                     ----------
         Total assets                                                   466,743
                                                                     ----------

LIABILITIES

   Securities purchased                                                   7,861
   Capital shares redeemed                                                   29
   USAA Investment Management Company                                       126
   USAA Transfer Agency Company                                              17
   Accounts payable and accrued expenses                                     23
   Dividends on capital shares                                              658
                                                                     ----------
         Total liabilities                                                8,714
                                                                     ----------
            Net assets applicable to capital shares outstanding      $  458,029
                                                                     ==========

REPRESENTED BY:

   Paid-in capital                                                   $  444,184
   Accumulated net realized loss on investments                          (6,030)
   Net unrealized appreciation of investments                            19,875
                                                                     ----------
            Net assets applicable to capital shares outstanding      $  458,029
                                                                     ==========
   Capital shares outstanding                                            40,507
                                                                     ==========
   Authorized shares of $.01 par value                                  120,000
                                                                     ==========
   Net asset value, redemption price, and offering price per share   $    11.31
                                                                     ==========



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)


USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                $12,050
                                                                  -------
   Expenses:
      Management fees                                                 720
      Administrative and servicing fees                               115
      Transfer agent's fees                                           104
      Custodian's fees                                                 49
      Postage                                                          12
      Shareholder reporting fees                                        7
      Directors' fees                                                   3
      Registration fees                                                 5
      Professional fees                                                17
      Other                                                             3
                                                                  -------
         Total expenses                                             1,035
      Expenses paid indirectly                                        (45)
                                                                  -------
         Net expenses                                                 990
                                                                  -------
            Net investment income                                  11,060
                                                                  -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                  544
   Change in net unrealized appreciation/depreciation                 246
                                                                  -------
            Net realized and unrealized gain                          790
                                                                  -------
   Increase in net assets resulting from operations               $11,850
                                                                  =======


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)


USAA VIRGINIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


FROM OPERATIONS                                     9/30/2001   3/31/2001
                                                    ---------------------
   Net investment income                            $ 11,060     $ 21,495
   Net realized gain on investments                      544        2,868
   Change in net unrealized appreciation/
      depreciation of investments                        246       19,082
                                                    ---------------------
      Increase in net assets resulting from
         operations                                   11,850       43,445
                                                    ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                             (11,060)     (21,495)
                                                    ---------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                          33,777       51,697
   Dividend reinvestments                              7,641       15,130
   Cost of shares redeemed                           (16,226)     (33,946)
                                                    ---------------------
      Increase in net assets from
         capital share transactions                   25,192       32,881
                                                    ---------------------
   Net increase in net assets                         25,982       54,831

NET ASSETS

   Beginning of period                               432,047      377,216
                                                    ---------------------
   End of period                                    $458,029     $432,047
                                                    =====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                         2,999        4,724
   Shares issued for dividends reinvested                679        1,385
   Shares redeemed                                    (1,442)      (3,111)
                                                    ---------------------
      Increase in shares outstanding                   2,236        2,998
                                                    =====================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements


USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and Virginia state income taxes.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

34

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $45,000.

            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $6,568,000, which, if not offset by

36

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


         subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Costs of purchases and proceeds from  sales/maturities  of  securities,
         excluding  short-term  securities,   for  the  six-month  period  ended
         September 30, 2001, were $91,592,000 and $64,172,000, respectively.

         The  cost  of  securities,   for  federal   income  tax  purposes,   is
         approximately  the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $20,765,000 and $890,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


               base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The base fee for the Fund will be computed as referenced earlier. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 0.20% to 0.50%             +/-  0.04%
         +/- 0.51% to 1.00%             +/-  0.05%
         +/- 1.01% and greater          +/-  0.06%

         1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

38

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides  certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

                                                                              39
NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA VIRGINIA BOND FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                            SIX-MONTH
                           PERIOD ENDED
                           SEPTEMBER 30,                YEAR ENDED MARCH 31,
                           ----------------------------------------------------------------
                              2001        2001       2000       1999      1998       1997
                           ----------------------------------------------------------------
Net asset value at
   beginning of period     $  11.29    $  10.69   $  11.52   $  11.49   $  10.92   $  10.93
Net investment income           .28         .59        .59        .60        .62        .63
Net realized and
   unrealized gain (loss)       .02         .60       (.83)       .03        .57       (.01)
Distributions from net
   investment income           (.28)       (.59)      (.59)      (.60)      (.62)      (.63)
                           ----------------------------------------------------------------
Net asset value at
   end of period           $  11.31    $  11.29   $  10.69   $  11.52   $  11.49   $  10.92
                           ================================================================
Total return (%) *             2.70       11.45      (2.00)      5.62      11.13       5.82
Net assets at end
   of period (000)         $458,029    $432,047   $377,216   $402,352   $346,246   $292,914
Ratio of expenses to
   average net assets (%)       .47a,b      .43        .43        .43        .44        .46
Ratio of net investment
   income to average
   net assets (%)              4.98a       5.38       5.45       5.22       5.48       5.76
Portfolio turnover (%)        14.90c      30.28      24.60      10.55      14.24      26.84



 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized.  The  ratio  is not  necessarily  indicative  of  12  months  of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.
(c) The Fund may  simultaneously  purchase and sell the same  securities.  These transactions  can be high  in  volume  and are  dissimilar  to  other  trade activity  within the Fund.  If these  transactions  were  excluded  from the calculation,  the  portfolio  turnover  rate would be as follows:
      Portfolio turnover (%)     14.67%
    Purchases and sales of this type are as follows:
      Purchases (000)           $4,888
      Sales (000)                  979


NOTES

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

                 FOR ACCOUNT   1-800-531-8448,
                  SERVICING,   (in San Antonio) 456-7202
               EXCHANGES, OR
                 REDEMPTIONS

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM
                                                                        Recycled
                                                                           Paper

[USAA logo appears here.]  WE KNOW WHAT IT MEANS TO SERVE. (R)
                           -----------------------------------
                               INSURANCE - MEMBER SERVICES



39604-1101                                   (C)2001, USAA. All rights reserved.